Nov. 22, 2022
Putnam Growth Opportunities Fund
Effective immediately, the following language is added to the sub-section Investments in the section Fund summary – Investments, risks, and performance:
The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
Effective immediately, the following language is added to the sub-section Risks in the section Fund summary – Investments, risks, and performance:
As a non-diversified fund, the fund may invest in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.